UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Money Market Fund, Inc.

February 28, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.4%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.18	3/1/11	2,000,000	a	2,000,000

Colorado--3.4%
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)	0.31	3/7/11	16,500,000	a	16,500,000

Connecticut--1.0%
Hamden,
GO Notes, BAN	2.00	8/24/11	5,000,000		5,031,649

Delaware--1.3%
Delaware Economic Development
Authority, Multi-Family
Revenue (School House Trust
Project) (LOC; HSBC Bank USA)	0.45	3/7/11	6,500,000	a	6,500,000

District of Columbia--2.5%
District of Columbia,
Enterprise Zone Revenue
(Trigen-Pepco Energy Services,
LLC Issue) (LOC; M&T Trust)	0.36	3/7/11	7,815,000	a	7,815,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.26	3/7/11	4,300,000	a	4,300,000

Florida--20.9%
Alachua Housing Finance Authority,
MFHR (Edenwood Park Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.43	3/7/11	3,185,000	a,b	3,185,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.33	3/7/11	20,000,000	a	20,000,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.29	3/7/11	25,220,000	a,b	25,220,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	2.00	4/21/11	7,000,000		7,006,952
Florida Finance Housing
Corporation, MFHR (Falls of
Venice Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.33	3/7/11	3,850,000	a	3,850,000

Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC; Bank
of America)	0.30	3/11/11	3,105,000		3,105,000
Florida Local Governmental Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wells Fargo Bank)	0.30	3/11/11	5,000,000		5,000,000
Halifax Hospital Medical Center,
Hospital Improvement Revenue,
Refunding (LOC; JPMorgan Chase
Bank)	0.25	3/7/11	11,500,000	a	11,500,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	0.22	3/7/11	12,000,000	a	12,000,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC; Wells
Fargo Bank)	0.57	3/7/11	4,000,000	a	4,000,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(LOC; Branch Banking and Trust
Co.)	0.26	3/7/11	2,500,000	a	2,500,000
Orange County Housing Finance
Authority, MFHR (Windsor Pines
Project) (LOC; Bank of America)	0.31	3/7/11	1,300,000	a	1,300,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.49	3/7/11	2,835,000	a	2,835,000

Georgia--2.5%
Atlanta,
Airport Revenue, CP (LOC;
Wells Fargo Bank)	0.35	5/25/11	3,000,000		3,000,000
Floyd County Development
Authority, Revenue (Berry
College Project) (LOC; FHLB)	0.24	3/7/11	6,000,000	a	6,000,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (Liquidity Facility; Wells
Fargo Bank)	0.31	3/10/11	3,000,000		3,000,000

Illinois--1.5%
Southwestern Illinois Development
Authority, Solid Waste
Disposal Facilities Revenue
(Center Ethanol Company, LLC
Project) (LOC; FHLB)	0.48	3/7/11	7,370,000	a	7,370,000

Indiana--.7%
Puttable Floating Option Tax
Exempt Receipts (Indiana
Health Facility Financing
Authority, Hospital
Improvement Revenue, Refunding

(Community Hospitals
Projects)) (Liquidity
Facility; Bank of America and	0.41	3/7/11	3,385,000	a,b	3,385,000

Iowa--1.2%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.38	3/7/11	6,000,000	a	6,000,000

Kentucky--.6%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.50	12/1/11	3,000,000		3,019,111

Louisiana--2.0%
Ascension Parish,
Revenue, CP (BASF SE)	0.49	3/17/11	1,000,000		1,000,000
Ascension Parish Industrial
Development Board, Revenue
(International Matex Tank
Terminals - Geismar Project)
(LOC; FHLB)	0.24	3/7/11	9,000,000	a	9,000,000

Maryland--.2%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.33	3/7/11	1,100,000	a	1,100,000

Massachusetts--5.5%
Massachusetts,
GO Notes, RAN	2.00	4/28/11	3,000,000		3,008,229
Massachusetts,
GO Notes, RAN	2.00	5/26/11	5,000,000		5,019,972
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.27	3/7/11	18,800,000	a	18,800,000

Michigan--1.0%
Michigan,
GO Notes	2.00	9/30/11	5,000,000		5,045,698

New Hampshire--1.7%
New Hampshire Health and Education
Facilities Authority, HR
(Catholic Medical Center
Issue) (LOC; FHLB)	0.26	3/7/11	8,500,000	a	8,500,000

New Jersey--5.6%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.28	3/7/11	2,400,000	a	2,400,000
New Jersey Turnpike Authority,

Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.33	3/7/11	10,000,000	a	10,000,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.33	3/7/11	15,000,000	a	15,000,000

New York--8.2%
JPMorgan Chase Putter/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Revenue, Refunding) (Liquidity
Facility; JPMorgan Chase Bank)	0.25	3/7/11	12,000,000	a,b	12,000,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.25	3/1/11	1,000,000	a	1,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Dexia Credit Locale)	0.23	3/1/11	2,000,000	a	2,000,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.35	8/4/11	10,000,000		10,000,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Liquidity Facility;
Bank of America)	0.28	3/7/11	8,000,000	a	8,000,000
Port Authority of New York and New
Jersey, CP	0.32	3/14/11	3,880,000		3,880,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligations) (LOC; Bayerische
Landesbank)	0.27	3/1/11	3,000,000	a	3,000,000

North Carolina--.4%
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wells Fargo Bank and
LOC; GNMA)	0.26	3/7/11	2,165,000	a,b	2,165,000

Ohio--2.9%
Columbus,
Sewerage System Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank)	0.26	3/7/11	1,400,000	a,b	1,400,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
National City Bank)	0.35	3/7/11	2,405,000	a	2,405,000
Cuyahoga County,

IDR (King Nut Project) (LOC;
National City Bank)	0.35	3/7/11	2,355,000	a	2,355,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital)	0.43	3/16/11	7,000,000		7,000,000
Union Township,
GO Notes, BAN (Various Purpose)	1.25	9/13/11	1,100,000		1,102,926

Pennsylvania--11.5%
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.46	7/14/11	4,800,000		4,800,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.25	3/7/11	13,600,000	a	13,600,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wells Fargo
Bank)	0.47	3/7/11	1,000,000	a	1,000,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.31	3/7/11	1,500,000	a	1,500,000
Lehigh County General Purpose
Authority, HR (Lehigh Valley
Health Network) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Wells Fargo Bank)	0.21	3/1/11	4,000,000	a	4,000,000
Montgomery County Higher Education
and Health Authority, Revenue
(Pennsylvania Higher Education
and Health Loan Program) (LOC;
M&T Trust)	0.31	3/7/11	5,405,000	a	5,405,000
Montgomery County Industrial
Development Authority, Revenue
(Abington Friends School
Project) (LOC; Wells Fargo
Bank)	0.25	3/7/11	4,875,000	a	4,875,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.41	3/7/11	15,000,000	a	15,000,000
RBC Municipal Products Inc. Trust
(Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.26	3/7/11	5,500,000	a,b	5,500,000

South Carolina--5.5%
Charleston County School District,
GO Notes, TAN	2.00	4/1/11	7,000,000		7,010,059
Darlington County School District,
GO Notes	1.50	5/2/11	5,000,000		5,008,324
Florence County School District

Number 1, GO Notes	3.00	5/1/11	5,000,000		5,022,871
South Carolina Association of
Governmental Organizations,
COP (Evidencing Undivided
Proportionate Interests in Tax
Anticipation Notes (General
Obligations) of Certain South
Carolina School Districts)	2.00	4/15/11	10,000,000		10,019,954

Tennessee--5.2%
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; U.S. Bank NA)	0.31	3/7/11	8,000,000	a	8,000,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue,
Refunding (Belmont University
Project) (LOC; FHLB)	0.24	3/7/11	6,000,000	a	6,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.31	3/7/11	5,800,000	a,b	5,800,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.31	3/7/11	5,825,000	a,b	5,825,000

Texas--11.9%
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
LLC Project) (LOC; Branch
Banking and Trust Co.)	0.55	3/30/11	9,000,000		9,000,000
JPMorgan Chase Putters/Drivers
Trust (Texas, TRAN) (Liquidity
Facility; JPMorgan Chase Bank)	0.22	3/1/11	4,000,000	a,b	4,000,000
RBC Municipal Products Inc. Trust
(Houston, Combined Utility
System First Lien Revenue,
Refunding) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.26	3/7/11	4,000,000	a,b	4,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America, State Street Bank &
Trust Co. and U.S. Bank NA)	0.29	3/16/11	10,000,000		10,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America, State Street Bank and
Trust Co. and U.S. Bank NA)	0.29	3/16/11	3,600,000		3,600,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity
Facility; State Street Bank

and Trust Co.)	0.28	3/7/11	9,000,000	a	9,000,000
Texas,
TRAN	2.00	8/31/11	9,000,000		9,074,516
Texas Department of Housing and
Community Affairs, SFMR	0.28	3/7/11	8,800,000	a	8,800,000

Virginia--.4%
Virginia Commonwealth University
Health System Authority,
General Revenue (Medical
College of Virginia Hospitals)
(Liquidity Facility; Wells
Fargo Bank)	0.22	3/1/11	2,000,000	a	2,000,000

Washington--.7%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.35	3/7/11	3,390,000	a	3,390,000

Wisconsin--.5%
Wisconsin Rural Water Construction
Loan Program Commission,
Revenue, BAN	1.50	11/1/11	2,550,000		2,565,292

U.S. Related--.7%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.25	3/7/11	3,200,000	a	3,200,000

Total Investments (cost $487,600,553)			99.9%		487,600,553
Cash and Receivables (Net)			.1%		624,295
Net Assets			100.0%		488,224,848

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities amounted to $72,480,000 or 14.8% of net assets.

At February 28, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue

EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	487,600,553
Level 3 - Significant Unobservable Inputs	-
Total	487,600,553

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	April 26, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)